Organization and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Cash Collateral	¥ 157,900	$ 24,778
VIE
Variable Interest Entity [Line Items]
Net liabilities	¥ 326,180	$ 51,184	¥ 239,583